Segment Reporting	12 Months Ended
Jan. 31, 2015
Segment Reporting [Abstract]
Segment Reporting

(12) Segment reporting

For purposes of the disclosure requirements for segments of a business enterprise, it has been determined that the Company is comprised of one operating segment.

The following table summarizes the percentage of net sales by merchandise category for each year presented:

	Fiscal year ended
	January 31, 2015	February 1, 2014
Housewares	14.7%	14.8%
Food	12.5	9.0
Books and stationery	10.9	12.0
Bed and bath	10.1	9.9
Floor coverings	9.6	10.7
Toys	5.1	6.2
Hardware	5.1	5.5
Other	32.0	31.9

	100.0%	100.0%